Note Receivables, Net	6 Months Ended
Mar. 31, 2026
Note Receivables, Net [Abstract]
NOTE RECEIVABLES, NET

Note 4 NOTE RECEIVABLES, NET

	As of March 31, 2026	As of September 30, 2025
Loan receivables	816,677	816,677
Less: allowance for current expected credit losses	(816,677)	(816,677)
Total	$—	$—

As of March 31, 2026, the allowance for credit losses was nil.